UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.5%
Germany 18.5%
Capital Markets 3.2%
Deutsche Boerse AG	20,000	2,680,511

Chemicals 2.0%
Evonik Industries AG	48,000	1,719,801

Health Care Equipment & Supplies 2.5%
Siemens Healthineers AG 144A*	48,000	2,111,425

Health Care Providers & Services 1.9%
Fresenius SE & Co KGaA	22,000	1,615,833

Insurance 2.4%
Allianz SE (Registered)	9,000	2,006,899

Internet & Direct Marketing Retail 0.4%
Zalando SE 144A*	8,000	311,348

Personal Products 2.9%
Beiersdorf AG	22,000	2,483,027

Software 3.2%
SAP SE	22,000	2,708,385
Total Germany (Cost $13,743,404)		15,637,229

Sweden 14.1%
Electronic Equipment, Instruments & Components 2.0%
Hexagon AB "B"	29,000	1,698,347

Household Products 3.0%
Essity AB "B"	100,000	2,511,156

Machinery 6.7%
Alfa Laval AB	76,000	2,058,834
SKF AB "B"	105,000	2,069,596
Volvo AB "B"	88,000	1,553,994
		5,682,424
Oil, Gas & Consumable Fuels 2.4%
Lundin Petroleum AB	52,000	1,988,512
Total Sweden (Cost $10,329,241)		11,880,439

Switzerland 13.6%
Building Products 2.2%
Geberit AG (Registered)	4,000	1,863,855

Capital Markets 2.7%
Partners Group Holding AG	2,841	2,264,017

Chemicals 2.1%
Sika AG (Registered)	12,000	1,755,349

Insurance 1.5%
Baloise Holding AG (Registered)	8,168	1,251,663

Life Sciences Tools & Services 3.1%
Lonza Group AG (Registered)*	7,700	2,640,495

Technology Hardware, Storage & Peripherals 2.0%
Logitech International SA (Registered)	38,000	1,706,091
Total Switzerland (Cost $8,183,060)		11,481,470

	Shares	Value ($)
France 12.9%
Aerospace & Defense 2.7%
Thales SA	16,000	2,273,557

Commercial Services & Supplies 1.4%
Edenred	30,000	1,143,863

Construction & Engineering 2.0%
Bouygues SA	40,000	1,729,557

Health Care Equipment & Supplies 5.8%
BioMerieux	23,000	1,917,936
Essilor International Cie Generale d'Optique SA	20,000	2,960,408
		4,878,344
Household Durables 1.0%
SEB SA	5,000	851,306
Total France (Cost $9,513,536)		10,876,627

Netherlands 8.8%
Banks 1.1%
ING Groep NV	71,000	922,226

Beverages 2.8%
Heineken NV	25,000	2,344,866

Oil, Gas & Consumable Fuels 3.4%
Royal Dutch Shell PLC "B"	82,000	2,874,853

Semiconductors & Semiconductor Equipment 1.5%
ASML Holding NV	7,000	1,308,085
Total Netherlands (Cost $5,861,712)		7,450,030

Denmark 7.8%
Chemicals 2.8%
Chr Hansen Holding A/S	23,323	2,368,297

Electric Utilities 2.8%
Orsted A/S 144A	35,000	2,378,249

Pharmaceuticals 2.2%
Novo Nordisk A/S "B"	40,000	1,883,848
Total Denmark (Cost $5,519,626)		6,630,394

United Kingdom 7.4%
Metals & Mining 2.3%
Randgold Resources Ltd (ADR)	27,000	1,918,542

Multiline Retail 1.4%
B&M European Value Retail SA	238,769	1,204,135

Trading Companies & Distributors 1.9%
Ashtead Group PLC	50,000	1,588,680

Wireless Telecommunication Services 1.8%
Vodafone Group PLC	700,000	1,501,326
Total United Kingdom (Cost $7,183,720)		6,212,683

Ireland 5.3%
Containers & Packaging 2.3%
Smurfit Kappa Group PLC	50,000	1,977,864

Food Products 3.0%
Kerry Group PLC "A"	23,000	2,538,995
Total Ireland (Cost $4,051,599)		4,516,859

Italy 3.7%
Banks 1.8%
Intesa Sanpaolo SpA	600,000	1,533,745

Diversified Telecommunication Services 1.9%
Telecom Italia SpA*	2,650,000	1,609,642
Total Italy (Cost $4,324,530)		3,143,387
	Shares	Value ($)
Belgium 2.9%
Banks 2.9%
KBC Group NV (Cost $1,908,100)	33,000	2,456,710

Spain 2.4%
Banks 0.2%
Bankinter SA	20,000	184,245

Hotels, Restaurants & Leisure 2.2%
NH Hotel Group SA	248,000	1,810,251
Total Spain (Cost $1,986,925)		1,994,496

Finland 2.1%
Oil, Gas & Consumable Fuels 2.1%
Neste OYJ (Cost $1,636,751)	21,000	1,736,525
Total Common Stocks (Cost $74,242,204)		84,016,849

	Contracts	Value ($)
Put Options Purchased 0.2%
Exchange-Traded Index Options Contracts
Deutsche Boerse AG German Stock Index, Expiration Date 12/21/2018, Strike Price EUR 10,000, Notional Amount EUR 65,000,000 (Cost $431,898)	1,300	169,855

	Shares	Value ($)
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 2.03% (Cost $185,436) (a)	185,436	185,436

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $74,859,538)	99.9	84,372,140
Other Assets and Liabilities, Net	0.1	72,507
Net Assets	100.0	84,444,647

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.89% (a) (b)
-	20,602,287	20,602,287	-	-	17,669	-	-	-
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 2.03% (a)
271,114	19,247,318	19,332,996	-	-	19,074	-	185,436	185,436
271,114	39,849,605	39,935,283	-	-	36,743	-	185,436	185,436

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	:	American Depositary Receipt

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)
Germany	$15,637,229	$—	$—	$15,637,229
Sweden	11,880,439	—	—	11,880,439
Switzerland	11,481,470	—	—	11,481,470
France	10,876,627	—	—	10,876,627
Netherlands	7,450,030	—	—	7,450,030
Denmark	6,630,394	—	—	6,630,394
United Kingdom	6,212,683	—	—	6,212,683
Ireland	4,516,859	—	—	4,516,859
Italy	3,143,387	—	—	3,143,387
Belgium	2,456,710	—	—	2,456,710
Spain	1,994,496	—	—	1,994,496
Finland	1,736,525	—	—	1,736,525
Short-Term Instruments (c)	185,436	—	—	185,436
Derivatives (d)
Purchased Options	169,855	—	—	169,855
Total	$84,372,140	$—	$—	$84,372,140

(c) See Schedule of Investments for additional detailed categorizations.
(d) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018